Cover	Nov. 18, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	001-40846
Entity Registrant Name	Hennessy Capital Investment Corp. VI
Entity Central Index Key	0001842937
Entity Tax Identification Number	86-1626937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3415 N.
Entity Address, Address Line Two	Pines Way
Entity Address, Address Line Three	Suite 204
Entity Address, City or Town	Wilson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83014
City Area Code	(307)
Local Phone Number	201-1903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-third of one Redeemable Warrant
Trading Symbol	HCVIU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	HCVI
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant
Trading Symbol	HCVIW
Security Exchange Name	NASDAQ